                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06330

Morgan Stanley Limited Duration U.S. Treasury Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                10020
           (Address of principal executive offices)          (Zip code)

                               Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2004

Date of reporting period: November 30, 2003


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Limited Duration U.S. Treasury Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.


This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

FUND REPORT

For the six-month period ended November 30, 2003

TOTAL RETURN FOR THE SIX MONTHS ENDED NOVEMBER 30, 2003

       LIMITED      LEHMAN BROTHERS               LIPPER
      DURATION             1-3 YEAR           SHORT-TERM
 U.S. TREASURY           GOVERNMENT        U.S. TREASURY
         TRUST        BOND INDEX(1)     FUNDS AVERAGE(2)
         0.00%                0.13%              -0.28%

The Fund's total return figures assume the reinvestment of all distributions. Past performance is no guarantee of future results.

MARKET OVERVIEW

The six-month period ended November 30, 2003 witnessed considerable interest-rate volatility. Rates fell sharply in early June following the Federal Reserve's May announcement, which expressed concern about the potential for deflation; the yield on the five-year Treasury note briefly dropped below 2 percent in mid-June. Interest rates reversed course in the summer as market participants sensed signs of a return to firm economic growth. Rates remained volatile through the end of the period, dropping sharply in September and resuming their upward climb in October and through mid-November.

The rise in yields during the later part of the period followed October's labor market report, issued in early November, which showed better than expected results including job growth and upward revisions for prior months. In addition, manufacturing activity, initial jobless claims, retail sales and consumer confidence all posted positive results during October. The Federal Reserve acknowledged improvement in labor market conditions as part of its policy statement following the late-October FOMC meeting. The members agreed, "that despite the increasing evidence of some acceleration in the expansion of economic activity, an accommodative policy stance remained appropriate in the context of the currently large and persisting margins of unemployed labor and very low inflation." The Fed continued to pronounce that rates could stay low for a "considerable period"; however, they also acknowledged that it would not be prudent to commit to a particular policy stance for an extended period.

Rates began to decline once again in mid-November due to expectations that the Fed would hold interest rates low well into 2004. The 5-year Treasury note ended the month with a yield of 3.35%.

PERFORMANCE ANALYSIS

The Fund underperformed the Lehman Brothers 1-3 Year Government Bond Index but outperformed the Lipper Short-Term U.S. Treasury Funds average for the six months ended November 30, 2003. The Fund's performance was helped by its low interest rate sensitivity. Our interest rate strategy during the period was to maintain the Fund's duration (a measure of interest-rate sensitivity) below that of the benchmark out of concern that the next significant move in interest rates was, in our view, likely to be upward. The majority of the underweight was in bonds with maturities greater than 18 months, as we believed that portion of the market to be most vulnerable to any change in the market's pessimistic outlook for the U.S. economy. We maintained this position and the Fund ended the period with a targeted duration of 0.5 years shorter than its benchmark. This stance benefited the fund by lessening the impact of rising interest rates both during July and August and toward the end of the period.

   PORTFOLIO COMPOSITION
   U.S. Government Obligations                         99.6%
   Short-Term Investment                                0.4%

Subject to change daily. All percentages are shown as a percentage of total investments. Morgan Stanley is a full-service firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

- THE FUND INVESTS ALL OF ITS NET ASSETS IN U.S. TREASURY SECURITIES. THE FUND'S INVESTMENT MANAGER, MORGAN STANLEY INVESTMENT ADVISORS INC., SEEKS TO MAINTAIN AN OVERALL AVERAGE DURATION OF THE FUND'S PORTFOLIO OF THREE YEARS OR LESS.

- U.S. TREASURY SECURITIES ARE DIRECT OBLIGATIONS OF THE U.S. GOVERNMENT AND CAN TAKE THE FORM OF BONDS, NOTES OR BILLS. THE U.S. GOVERNMENT BORROWS MONEY FROM THE INVESTOR WHO BUYS THE SECURITY. U.S. TREASURY SECURITIES GENERALLY PAY INTEREST AT REGULAR INTERVALS UNTIL THEY MATURE, AT WHICH POINT INVESTORS GET THEIR PRINCIPAL BACK. U.S. TREASURY SECURITIES ARE BACKED BY THE "FULL FAITH AND CREDIT" OF THE U.S. GOVERNMENT.

FUND PERFORMANCE


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED NOVEMBER 30, 2003


   SYMBOL                                                                                                        LDTRX
   1 YEAR                                                                                                         0.94%(3)
   5 YEARS                                                                                                        4.06(3)
   10 YEARS                                                                                                       4.54(3)
   SINCE INCEPTION
    (08/13/91)                                                                                                    4.94(3)



Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

--------------------------------------------------------------------------------
Notes on Performance

(1) The Lehman Brothers 1-3 Year U.S. Government Bond Index is a sub-index of the Lehman Brothers Government Bond Index and is comprised of Agency and Treasury securities with maturities of one to three years. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(2) The Lipper Short-Term U.S. Treasury Funds Average Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Short-Term U.S. Treasury Funds Average Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
(3) Figure shown assumes reinvestment of all distributions. There is no sales charge.

Morgan Stanley Limited Duration U.S. Treasury Trust
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                           DESCRIPTION
AMOUNT IN                               AND                               COUPON
THOUSANDS                          MATURITY DATE                           RATE        VALUE
------------------------------------------------------------------------------------------------
            U.S. Government Obligations (98.6%)
            U.S. Treasury Bond (17.7%)
$165,000    05/31/04....................................................   3.25%   $166,811,205
                                                                                   ------------
            U.S. Treasury Notes (80.9%)
  52,000    06/30/04....................................................   2.875     52,546,416
  64,000    11/15/06....................................................   3.50      65,800,064
  77,800    02/15/04....................................................   4.75      78,419,988
  15,000    02/15/06....................................................   5.625     16,136,730
  18,000    11/15/04....................................................   5.875     18,765,018
  25,000    08/15/04....................................................   6.00      25,844,750
 210,000    05/15/05....................................................   6.75     225,339,870
 186,000    08/15/04....................................................   7.25     193,897,746
  80,000    11/15/04....................................................   7.875     84,900,080
                                                                                   ------------
                                                                                    761,650,662
                                                                                   ------------
            Total U.S. Government Obligations (Cost $927,581,671)...............    928,461,867
                                                                                   ------------
            Short-Term Investment (a) (0.4%)
            U.S. Government Obligation
            U.S. Treasury Bill
   3,500    02/05/04 (Cost $3,494,081)..................................   0.923      3,494,081
                                                                                   ------------

            Total Investments (Cost $931,075,752) (b)...................    99.0%   931,955,948

            Other Assets in Excess of Liabilities.......................     1.0      9,457,376
                                                                           -----   ------------
            Net Assets..................................................   100.0%  $941,413,324
                                                                           =====   ============

---------------------
   (a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
   (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $2,409,013 and the aggregate gross unrealized depreciation is $1,528,817, resulting in net unrealized appreciation of $880,196.

                                                                               5
                       See Notes to Financial Statements

Morgan Stanley Limited Duration U.S. Treasury Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
November 30, 2003 (unaudited)

Assets:
Investments in securities, at value
  (cost $931,075,752).......................................  $931,955,948
Cash........................................................        21,879
Receivable for:
    Interest................................................    10,096,415
    Shares of beneficial interest sold......................       320,816
Prepaid expenses............................................       142,701
                                                              ------------
    Total Assets............................................   942,537,759
                                                              ------------
Liabilities:
Payable for:
    Dividends to shareholders...............................       346,867
    Distribution fee........................................       272,173
    Investment management fee...............................       272,173
    Shares of beneficial interest redeemed..................       135,536
Accrued expenses............................................        97,686
                                                              ------------
    Total Liabilities.......................................     1,124,435
                                                              ------------
    Net Assets..............................................  $941,413,324
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $981,587,227
Net unrealized appreciation.................................       880,196
Dividends in excess of net investment income................   (33,335,722)
Accumulated net realized loss...............................    (7,718,377)
                                                              ------------
    Net Assets..............................................  $941,413,324
                                                              ============
Net Asset Value Per Share,
97,390,513 shares outstanding (unlimited shares authorized
of $.01 par value)..........................................         $9.67
                                                              ============

6
                       See Notes to Financial Statements

Morgan Stanley Limited Duration U.S. Treasury Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended November 30, 2003 (unaudited)

Net Investment Income:
Interest Income.............................................  $ 9,017,786
                                                              -----------
Expenses
Distribution fee............................................    1,764,422
Investment management fee...................................    1,764,422
Transfer agent fees and expenses............................      364,326
Registration fees...........................................      141,680
Shareholder reports and notices.............................       20,792
Professional fees...........................................       14,028
Custodian fees..............................................       11,847
Trustees' fees and expenses.................................        9,960
Other.......................................................        8,480
                                                              -----------
    Total Expenses..........................................    4,099,957

Less: expense offset........................................       (1,772)
                                                              -----------
    Net Expenses............................................    4,098,185
                                                              -----------
    Net Investment Income...................................    4,919,601
                                                              -----------
Net Realized and Unrealized Gain (Loss):
Net realized gain...........................................      518,241
Net change in unrealized appreciation.......................   (4,780,525)
                                                              -----------
    Net Loss................................................   (4,262,284)
                                                              -----------
Net Increase................................................  $   657,317
                                                              ===========

                                                                               7
                       See Notes to Financial Statements

Morgan Stanley Limited Duration U.S. Treasury Trust
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                 FOR THE SIX       FOR THE YEAR
                                                                MONTHS ENDED          ENDED
                                                              NOVEMBER 30, 2003    MAY 31, 2003
                                                              -----------------   --------------
                                                                 (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................   $    4,919,601     $   12,973,929
Net realized gain...........................................          518,241          8,029,414
Net change in unrealized appreciation (depreciation)........       (4,780,525)         3,630,886
                                                               --------------     --------------
    Net Increase............................................          657,317         24,634,229

Dividends to shareholders from net investment income........      (20,757,612)       (32,804,696)

Net increase (decrease) from transactions in shares of
  beneficial interest.......................................      (93,654,624)       515,064,282
                                                               --------------     --------------
    Net Increase (Decrease).................................     (113,754,919)       506,893,815
Net Assets:
Beginning of period.........................................    1,055,168,243        548,274,428
                                                               --------------     --------------
End of Period
(Including dividends in excess of net investment income of
$33,335,722 and $17,497,711, respectively)..................   $  941,413,324     $1,055,168,243
                                                               ==============     ==============

8
                       See Notes to Financial Statements

Morgan Stanley Limited Duration U.S. Treasury Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2003 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Limited Duration U.S. Treasury Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is current income, preservation of principal and liquidity. The Fund seeks to achieve its objective by investing its assets in U.S. Treasury securities backed by the full faith and credit of the U.S. Government. The Fund was organized as a Massachusetts business trust on June 4, 1991 and commenced operations on August 13, 1991.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

E. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Morgan Stanley Limited Duration U.S. Treasury Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2003 (UNAUDITED) continued

2. Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.35% to the net assets of the Fund determined as of the close of each business day.

3. Plan of Distribution

Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.35% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended November 30, 2003, the distribution fee was accrued at the annual rate of 0.35%.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended November 30, 2003 aggregated $279,388,984 and $314,531,305, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At November 30, 2003, the Fund had transfer agent fees and expenses payable of approximately $2,600.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the six months ended November 30, 2003 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,373. At November 30, 2003, the Fund had an accrued pension liability of $54,730 which is included in accrued expenses in the Statement of Assets and Liabilities.

On December 2, 2003, the Trustees voted to close the plan to new participants, eliminate the future benefits growth due to increases to compensation after July 31, 2003 and effective April 1, 2004, establish an unfunded deferred compensation plan which allows each independent trustee to defer payment of all, or a portion of the fees he receives for serving on the Board of Trustees throughout the year.

Morgan Stanley Limited Duration U.S. Treasury Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2003 (UNAUDITED) continued

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                     FOR THE SIX                       FOR THE YEAR
                                                    MONTHS ENDED                          ENDED
                                                  NOVEMBER 30, 2003                    MAY 31, 2003
                                             ---------------------------       ----------------------------
                                                     (unaudited)
                                               SHARES         AMOUNT             SHARES          AMOUNT
                                             -----------   -------------       -----------   --------------
Sold.......................................   44,794,148   $ 439,390,200       107,513,267   $1,070,260,730
Reinvestment of dividends..................    1,486,965      14,499,525         2,319,158       23,054,596
                                             -----------   -------------       -----------   --------------
                                              46,281,113     453,889,725       109,832,425    1,093,315,326
Redeemed...................................  (55,883,855)   (547,544,349)      (58,145,741)    (578,251,044)
                                             -----------   -------------       -----------   --------------
Net increase (decrease)....................   (9,602,742)  $ (93,654,624)       51,686,684   $  515,064,282
                                             ===========   =============       ===========   ==============

6. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of May 31, 2003, the Fund had a net capital loss carryforward of $8,029,198 of which $6,270,957 will expire on May 31, 2004, $332,823 will expire on May 31, 2005, $245,400 will expire on May 31, 2006, $22,291 will expire on May 31, 2007,
$861,334 will expire on May 31, 2008 and $296,393 will expire on May 31, 2011 to offset future capital gains to the extent provided by regulations.

As of May 31, 2003, the Fund had temporary book/tax differences attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), capital loss deferrals on wash sales, book amortization of premiums on debt securities, a non-deductible expense and dividend payable.

7. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

Morgan Stanley Limited Duration U.S. Treasury Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2003 (UNAUDITED) continued

8. Legal Matters

The Investment Manager, certain affiliates of the Investment Manager and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of recently filed, similar class action complaints. These complaints generally allege that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Investment Manager or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaints seek, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss these actions and otherwise vigorously to defend them. While the Fund believes that it has meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

Morgan Stanley Limited Duration U.S. Treasury Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                       FOR THE SIX                             FOR THE YEAR ENDED MAY 31
                                      MONTHS ENDED      -----------------------------------------------------------------------
                                    NOVEMBER 30, 2003      2003            2002           2001           2000           1999
                                    -----------------   -----------      ---------      ---------      ---------      ---------
                                       (unaudited)

Selected Per Share Data:

Net asset value, beginning of
 period...........................        $ 9.86            $ 9.91         $ 9.96         $ 9.66         $ 9.90         $ 9.96
                                          ------            ------         ------         ------         ------         ------

Income (loss) from investment
 operations:
    Net investment income.........          0.02              0.25           0.39(4)        0.56           0.51           0.50
    Net realized and unrealized
    gain (loss)...................         (0.01)             0.08           0.10(4)        0.30          (0.24)         (0.06)
                                          ------            ------         ------         ------         ------         ------

Total income from investment
 operations.......................          0.01              0.33           0.49           0.86           0.27           0.44
                                          ------            ------         ------         ------         ------         ------

Less dividends from net investment
 income...........................         (0.20)            (0.38)         (0.54)         (0.56)         (0.51)         (0.50)
                                          ------            ------         ------         ------         ------         ------

Net asset value, end of period....        $ 9.67            $ 9.86         $ 9.91         $ 9.96         $ 9.66         $ 9.90
                                          ======            ======         ======         ======         ======         ======

Total Return+.....................          0.00 %(1)         3.40%          5.02%          9.12%          2.83%          4.50%

Ratios to Average Net Assets
Expenses..........................          0.81 %(2)         0.66%          0.70%          0.74%          0.80%(3)       0.80%

Net investment income.............          0.97 %(2)         1.51%          2.87%(4)       5.66%          5.25%          4.95%

Supplemental Data:
Net assets, end of period, in
 thousands........................      $941,413        $1,055,168       $548,274       $308,197       $267,933       $313,059

Portfolio turnover rate...........            29 %(1)           85%            77%           236%           255%           164%

---------------------

     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Does not reflect the effect of expense offset of 0.01%.
    (4) Effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment
         Companies, as revised, related to premiums and discounts on debt securities. The effect of this change was to decrease net investment income per share by $0.24, increase net realized and unrealized gain or loss per share by $0.24 and decrease the ratio of net investment income to average net assets by 2.38%. The Financial Highlights data presented in this table for prior periods has not been been restated to reflect this change.

                                                                              13
                       See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2003 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Limited Duration U.S. Treasury Trust

Semiannual Report
November 30, 2003

[MORGAN STANLEY LOGO]

                                                    38575RPT-00-13345A04-OP-1/04
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Item 2. Code of Ethics.

Not applicable for semiannual reports.


Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.


Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.


Item 6. [Reserved.]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.


Item 8. [Reserved.]


Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

      There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.
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(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Limited Duration U.S. Treasury Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 22, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 22, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 22, 2004

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